Intangible assets, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets, net
Gross	30,571	27,869
Accumulated Amortization	(18,691)	(14,119)
Net	11,880	13,750
Amortization expense	4,572	3,969	3,645
Future amortization expense
2013	1,987
2014	1,987
2015	1,987
2016	1,987
2017	1,987
Technical know-how
Intangible assets, net
Gross	9,000	9,000
Accumulated Amortization	(8,625)	(7,500)
Net	375	1,500
Customer relationship
Intangible assets, net
Gross	3,191	3,191
Accumulated Amortization	(691)	(53)
Net	2,500	3,138
Purchased software and others
Intangible assets, net
Gross	18,380	15,678
Accumulated Amortization	(9,375)	(6,566)
Net	9,005	9,112